Settlement Payable	12 Months Ended
Dec. 31, 2012
Settlement Payable [Abstract]
SETTLEMENT PAYABLE
NOTE 7 – SETTLEMENT PAYABLE

In November 2011, the Company settled a legal dispute for the total amount of $275,000, of which $50,000 was paid on December 15, 2011 with the remainder payable in monthly installments of $6,250 through December 7, 2014.

Total settlement payable, as of December 31, 2012	$150,000

Current portion of settlement payable	75,000

Settlement payable, net of current portion	$75,000

The following schedule represents maturities of the settlement payable for the years ending December 31,

2013	$75,000
2014	75,000

$150,000